Loans and Leases - Information Regarding Troubled Debt Restructurings (Parenthetical) (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxi Medallion Loans
Financing Receivable Modifications [Line Items]
Troubled debt restructurings	$ 10.0	$ 17.5	$ 27.3